Pension and Postretirement Benefits - Schedule of PBO, Accumulated Benefit Obligation, Fair Value of Plan Assets and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ (5,016)	$ (5,590)
Funded status	(78,878)	(123,103)	(147,758)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	83,894	128,693	153,169	120,906
Accumulated benefit obligation	72,810	104,443
Fair value of plan assets	(5,016)	(5,590)
Funded status	$ 78,878	$ 123,103